Fair Value Measurements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended						1 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Lease financing receivables	Dec. 31, 2011 Lease financing receivables	Dec. 31, 2010 Lease financing receivables	Sep. 30, 2010 Residential CMO securities - nonagency	Sep. 30, 2010 Asset-backed securities (ABS)	Dec. 31, 2010 Loans Held-for-Sale	Dec. 31, 2011 Freestanding Derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 111,464	$ 38,569	$ 176,173	$ 54,384	$ 171,160	$ 177,163	$ 110,950
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3											2,215,306	7,889	2,100	269
Loans Receivable, Allowance	73,233		73,233		73,999	91,235
Loans and Leases Receivable, Net Amount	$ 7,708,037		$ 7,708,037		$ 6,441,516	$ 6,005,579		$ 677,045	$ 584,735	$ 448,989